UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2000
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
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Title:    President
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Phone:    704-333-1710
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207               2/06/01
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  56
                                        -------------------

Form 13F Information Table Value Total:  $ 482,725
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1                 COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
     NAME OF ISSUER               TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF CLASS                   (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADC TELECOMM COM                 COM            000886101     4,127     227,675      SH     SOLE                             227,675
ABBOTT LABS                      COM            002824100       460       9,500      SH     SOLE                               9,500
ADOBE SYS INC                    COM            00724F101       909      15,620      SH     SOLE                              15,620
AMDOCS LTD ORD                   COM            G02602103     9,990     150,786      SH     SOLE                             150,786
AMERICAN EXPRESS                 COM            025816109    17,692     322,034      SH     SOLE                             322,034
AMERICAN INTL GROUP              COM            026874107    21,703     220,191      SH     SOLE                             220,191
ANALOG DEVICES                   COM            032654105    13,302     259,869      SH     SOLE                             259,869
AUTO DATA PROCESSING             COM            053015103    28,139     444,447      SH     SOLE                             444,447
AT&T CORP LIBERTY MEDIA GROUP    COM            001957208    12,577     927,297      SH     SOLE                             927,297
   SER A
AVANEX                           COM            05348W109     3,592      60,310      SH     SOLE                              60,310
BAXTER INTERNATIONAL INC         COM            071813109    14,506     164,258      SH     SOLE                             164,258
BERKSHIRE HATHAWAY CL A          COM            084670108    18,249         257      SH     SOLE                                 257
BERKSHIRE HATHAWAY CL B          COM            084670207    21,250       9,027      SH     SOLE                               9,027
CISCO SYSTEMS                    COM            17275R102    12,446     325,390      SH     SOLE                             325,390
CITIGROUP                        COM            172967101       627      12,284      SH     SOLE                              12,284
COMCAST CORP - SPECIAL A         COM            200300200    10,682     255,864      SH     SOLE                             255,864
COMVERSE TECHNOLOGY COM PAR      COM            205862402     3,672      33,800      SH     SOLE                              33,800
   $0.10
DANAHER                          COM            235851102    28,596     418,229      SH     SOLE                             418,229
DOVER                            COM            260003108       391       9,650      SH     SOLE                               9,650
EMC CORP                         COM            268648102    14,279     214,720      SH     SOLE                             214,720
EMERSON ELECTRIC                 COM            291011104    16,649     211,245      SH     SOLE                             211,245
GENERAL ELECTRIC                 COM            369604103     1,917      39,999      SH     SOLE                              39,999
GEMSTAR                          COM            G3788V106     9,477     204,346      SH     SOLE                             204,346
HARCOURT GENERAL                 COM            41163G101       451       7,890      SH     SOLE                               7,890
HOME DEPOT INC COM               COM            437076102    11,676     255,558      SH     SOLE                             255,558
IBP INC COM                      COM            449223106       326      12,180      SH     SOLE                              12,180
ILLINOIS TOOL WORKS              COM            452308109    12,760     214,221      SH     SOLE                             214,221
INTEL CORP COMM                  COM            458140100       712      23,538      SH     SOLE                              23,538
INTERPUBLIC GROUP                COM            460690100    18,404     432,411      SH     SOLE                             432,411
JDS UNIPHASE                     COM            46612J101     7,558     181,297      SH     SOLE                             181,297
JUNIPER NETWORKS INC COM         COM            48203R104     7,415      58,823      SH     SOLE                              58,823
MARKEL CORP COM                  COM            570535104       308       1,700      SH     SOLE                               1,700
MARTIN MARIETTA MATLS COM        COM            573284106    13,791     326,040      SH     SOLE                             326,040
MELLON FINANCIAL CORP            COM            58551A108       872      17,730      SH     SOLE                              17,730
MERCK & CO INC                   COM            589331107     5,438      58,078      SH     SOLE                              58,078
MERRILL LYNCH                    COM            590188108     4,352      63,830      SH     SOLE                              63,830
MICROSOFT                        COM            594918104     1,536      35,300      SH     SOLE                              35,300
NEXTEL COMMUNICATIONS            COM            65332V103     2,571     103,870      SH     SOLE                             103,870
OMNICON GROUP ING                COM            681919106     2,216      26,744      SH     SOLE                              26,744
ORACLE                           COM            68389X105       799      27,500      SH     SOLE                               2,750
PFIZER                           COM            717081103    24,363     529,637      SH     SOLE                             529,637
PULITZER PUBLISHING              COM            745771105       829      17,700      SH     SOLE                              17,700
SAFEWAY INC                      COM            786514208       645      10,325      SH     SOLE                              10,325
SCHERING PLOUGH CORP             COM            806605101       604      10,635      SH     SOLE                              10,635
SEALED AIR                       COM            812115103    10,289     337,358      SH     SOLE                             337,358
SPDR TR UNIT SER 1               COM            78462F103    22,191     169,152      SH     SOLE                             169,152
SPRINT PCS                       COM            852061506       998      48,814      SH     SOLE                              48,814
STILWELL FINANCIAL INC           COM            860831106     9,744     247,072      SH     SOLE                             247,072
SUN MICROSYSTEMS INC COM         COM            866810104       664      23,825      SH     SOLE                              23,825
TYCO INTL LTD                    COM            902124106     2,566      46,235      SH     SOLE                              46,235
VERITAS                          COM            923436109    11,263     128,719      SH     SOLE                             128,719
VIACOM INC CL B                  COM            925524100       360       7,700      SH     SOLE                               7,700
WAL MART                         COM            931142103    17,007     320,125      SH     SOLE                             320,125
WALGREEN CO                      COM            931422109       304       7,265      SH     SOLE                               7,265
WATERS CORP                      COM            941848103     1,766      21,150      SH     SOLE                              21,150
WELLS FARGO                      COM            949740108    22,715     407,895      SH     SOLE                             407,895